[GRAPHICS OMITTED]

                                                       DEUTSCHE ASSET MANAGEMENT
MUTUAL FUND

                               SEMI-ANNUAL REPORT

                                   March 31, 2001

PreservationPlus Fund


                                                              [GRAPHICS OMITTED]

                                                             A Member of the
                                                             DEUTSCHE BANK GROUP

PreservationPlus Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

    LETTER TO SHAREHOLDERS ....................................      3

    PRESERVATIONPLUS FUND
       Statement of Assets and Liabilities ....................      9
       Statement of Operations ................................     10
       Statements of Changes in Net Assets ....................     11
       Financial Highlights ...................................     12
       Notes to Financial Statements ..........................     16

    PRESERVATIONPLUS PORTFOLIO
       Schedule of Portfolio Investments ......................     19
       Statement of Assets and Liabilities ....................     24
       Statement of Operations ................................     25
       Statements of Changes in Net Assets ....................     26
       Financial Highlights ...................................     27
       Notes to Financial Statements ..........................     28

                          -----------------------------

  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.

                          -----------------------------

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                                        2

PreservationPlus Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for the period ended March 31, 2001 for Deutsche Asset Management's PreservationPlus Fund (the 'Fund'). It provides a review of the market, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

PreservationPlus was the first SEC registered mutual fund specifically designed as an investment alternative to traditional GIC commingled funds and other stable value products. The Fund is open to investors in participant-directed employee benefit plans that meet certain eligibility criteria, including corporate 401(k), public 457 and not-for-profit 403(b) plans. Morningstar(R) has rated PreservationPlus Institutional Class the highest Overall Morningstar Rating(TM) (five stars) out of 1,786 taxable bond funds, as of March 31, 2001, based on its risk-adjusted performance. 1

MARKET ACTIVITY
Overall, the US fixed income markets performed strongly during the semi-annual period.

o For the six months ended March 31, 2001, government agency securities delivered the best relative performance versus US Treasuries, gaining 7.97% on an absolute total return basis. Commercial mortgage-backed securities and asset-backed securities also outperformed US Treasuries, with nominal returns of 8.70% and 7.34%, respectively.
o As the economic slowdown accelerated, equity markets grew more volatile and corporate credit quality deteriorated, there was a renewed flight-to-quality into the US Treasury market. This, along with the anticipation of the Federal Reserve Board lowering interest rates, provided the catalyst for the Treasury market to produce a strong nominal return of 7.65%. For the semi-annual period, two-year US Treasury yields declined 1.80% to 4.18%, five-year Treasury yields dropped 1.29% to 4.56%, ten-year Treasury yields fell 0.88% to 4.92%, and the thirty-year Treasury yield declined 0.44% to 5.44%.
o Beginning in early December, these same factors also contributed to the reversal of the inverted Treasury yield curve in place since March 2000. The yield curve became increasingly more positively sloped since the first of the year 2001, as investors especially flocked to short-term Treasuries. This normalized yield curve created a more favorable environment for fixed income investing overall.
o The mortgage sector and the US credit sector (formerly known as the corporate sector) comparatively underperformed US Treasuries for the semi-annual period. The mortgage sector was impacted by higher prepayments, as interest rates were cut. The US credit sector was impacted by concerns about slower corporate earnings and shrinking profits--especially in the fourth calendar quarter. Still, for the six months, the nominal return of mortgage securities was 6.70%, and the nominal return of US credit bonds was 7.88%. Higher quality US credits outperformed lower quality credits, as investors sought the greater degree of perceived ssafety associated with higher quality.

The US economic downturn during the semi-annual period contributed most to such strong performance by the US fixed income markets.
o During the fourth calendar quarter of 2000, what began as a gradual and welcome moderation in the economy abruptly turned into a sharp slowdown that threatened the continued viability of the economic expansion. US nominal GDP growth fell from 5.6% in the second calendar quarter to 2.2% in the third quarter and to just over 1.0% in the fourth. Businesses sought to trim unwanted inventories, industrial production faltered and consumer demand weakened. In particular, consumer spending on motor vehicles and other 'big ticket' items became sluggish. Also, the global economy began to show signs of weakness.
o The deceleration in economic activity at the end of 2000 was so pronounced that the Federal Reserve Board took the unprecedented step of shifting its risk assessment for the economy directly from one of inflation to one of economic weakness at their mid-December meeting.

--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Morningstar(R) proprietary ratings on US domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Morningstar ratings are calculated from the Fund's three-, five- and ten-year (if applicable) average annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day US Treasury bill returns. The overall Morningstar Rating(TM) is a weighted average of the Fund's three-, five- and ten-year (if applicable) risk adjusted performance. PreservationPlus was rated five stars among 1,786 taxable bond funds for the three-year period. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star.. The Fund was rated exclusively against US domiciled funds. Ratings are for the Institutional Class only. Other classes may vary.

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                                        3

PreservationPlus Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

o Despite conflicting data, the economic downturn appeared to accelerate in the first calendar quarter of 2001, as US nominal GDP growth was estimated to be barely 1.0%.
o At the beginning of the new year, the Federal Reserve Board lowered the targeted federal funds rate and the discount rate by 0.50% to 6.0% and 5.5%, respectively. This surprise intra-meeting move directly followed the January 2 release of the National Association of Purchasing Managers (NAPM) report, which indicated weakness not seen since the recession of 1991.
o At the next two scheduled meetings, on January 31 and March 20, the Federal Reserve Board again lowered interest rates by 0.50% each time. These rate cuts addressed Federal Reserve Board concerns that the fundamentals that had plagued the economy in the last half of 2000, ie, weakness in consumer demand, deterioration of equity markets and slowdown in manufacturing, continued unabated.
o This economic environment, along with tremendous volatility in the equity markets, led to fixed income being the asset class of choice, especially during the first quarter of 2001. January witnessed the second best monthly performance for US credits in the past


                                                                                   CUMULATIVE                 AVERAGE ANNUAL
                                                                                TOTAL RETURNS                  TOTAL RETURNS

   Periods Ended                                       6 Months    1 Year   3 Years     Since      1 Year   3 Years    Since
   March 31, 2001                                                                   Inception                      Inception
 PreservationPlus Fund 1
   Institutional Class (inception 12/12/97)                2.91%     5.96%    18.53%    20.55%       5.96%     5.83%    5.83%
   Institutional Service Class (inception 4/1/98) 4        2.83%     5.80%       --%    17.98%       5.80%       --%    5.67%
   Investment Class (formerly Service Class)
      (inception 9/23/98)                                  2.78%     5.76%       --%    14.40%       5.76%       --%    5.49%
-------------------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year US Government/Credit
   Total Return Index 2                                    5.65%     9.90%    21.04%    22.78% 5     9.90%     6.57%    6.52% 5
-------------------------------------------------------------------------------------------------------------------------------
 iMoneyNet-First Tier Retail Money Funds Average 2         2.79%     5.79%    16.31%    17.79% 5     5.79%     5.16%    5.16% 5
-------------------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Aggregate
   Income Index 2                                          3.15%     6.40%    21.56%    21.56% 5     6.40%     6.72%    6.19% 5
-------------------------------------------------------------------------------------------------------------------------------
 Lipper Intermediate Investment Grade Debt
   Funds Average 3                                         6.87%    11.21%    18.64%    20.48% 5    11.21%     5.86%    5.86% 5
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT TERM PERFORMANCE. RESULTS OF AN INVESTMENT ORDER TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Advisor and Administrator. Performance figures for the classes differ because each class maintains a distinct expense structure. The Fund seeks to maintain a constant $10.00 per share net asset value. The Fund is not a money market fund, and there can be no assurance that the Fund will be able to maintain a stable value per share. The Fund will hold fixed income securities, money market instruments, futures, options and other instruments and enters into Wrapper Agreements with insurance companies, banks and other financial institutions. These agreements are intended to stabilize the value per share. Please see the prospectus for more information on these agreements. Investments in derivatives that may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions.
2 Lehman 1-3 Year US Government/Credit Total Return Index, our primary benchmark, is an unmanaged total return index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. Money Fund Report Averages, a service of iMoneyNet, Inc., are averages of categories of similar money market funds. The Wrapped Lehman Intermediate Aggregate Income Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Income Index and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. Index returns do not reflect expenses that have been deducted from the Fund's returns.
3 Lipper returns represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts.
5 Since Inception benchmark returns are for comparative purposes relative to Institutional Class Shares and are for the periods beginning December 31, 1997.

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                                        4

PreservationPlus Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

  ten years. Despite some 'give-back' in February and a mostly flat March, the first quarter of 2001 produced favorable results, with total returns for most fixed income sectors gaining significantly.

INVESTMENT REVIEW
The Fund was diversified across the major sectors of the investment grade fixed income market. As of March 31, 2001, the portfolio was allocated 30.6% to corporate bonds, 31.2% to mortgage-backed securities, 26.0% to asset-backed securities, 5.4% to US Treasuries/ agencies, 6.9% to cash equivalents, and -0.1% to Wrapper Agreements. This allocation of fixed income securities was intentionally weighted towards the corporate, asset-backed and mortgage sectors, as these sectors have historically offered higher yields than US government securities. Additionally, the Fund has entered into Wrapper Agreements that are intended to stabilize the Fund's NAV.

The Fund was the first SEC registered mutual fund to make use of Wrapper Agreements to seek to maintain principal stability in the face of fluctuations in values due to changes in yields. To date, we have negotiated four Wrapper Agreements, each of which covers approximately one quarter of the fixed income securities in the Portfolio covered by such Agreements. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of March 31, 2001 are issued by Bank of America, N.A., National Westminster Bank PLC, Credit Suisse Financial Products, and Transamerica Life Insurance & Annuity Co. This was a successful strategy for the Fund.

The Fund has maintained a high quality portfolio. The average credit quality of investments in the Fund was AA+ at the end of the semi-annual period, measured using Standard & Poor's ratings. The average quality of the issuers of the Wrapper Agreements was maintained at AA on March 31, 2001, measured using Standard & Poor's ratings. The Fund's duration at March 31, 2001 stood at 3.10 years.

MANAGER OUTLOOK
We believe economic activity remains sluggish, though not recessionary. Demand is still growing, but tepidly, weighed down by deteriorating financial conditions and higher energy costs. The weakness in demand is being exacerbated by an inventory correction, as firms scramble to realign inventories with the slower pace of sales. In this environment, we expect that consumer confidence and spending will hold up just enough to prevent a vicious downward economic spiral. Still, the risks of a more severe, prolonged weakening in the economy remain high. Thus, in our view, the Federal Reserve Board will likely remain in an aggressive easing mode at least until mid-year 2001.

We expect that the fixed income markets overall should continue to perform well in 2001, particularly if the current economic slowdown continues or develops into a recession. It appears that fixed income markets have priced in the Federal Reserve Board's interest rate cuts and may continue to benefit from soft economic data and shaky equity markets in the near term. The exception may be the riskier, lower quality credits, where yield spreads could narrow if the economy proves to be more robust than consensus expectations.

We maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share. Our strategy is to continue to focus on selecting the highest quality spread sector assets--ie, corporate, mortgage- and asset-backed--at the maximum yield possible, while normally maintaining a 10% cash allocation to provide liquidity. This liquidity facilitates the management of daily investor cash flows.

We value your support of PreservationPlus Fund and look forward to serving your investment needs in the years ahead.

/s/ SIGNATURES

John Axtell, Louis R. D'Arienzo and Eric Kirsch
Portfolio Managers of the PRESERVATIONPLUS PORTFOLIO
March 31, 2001

 SECTOR ALLOCATION
 By Sector as of March 31, 2001
 (percentages are based on market value of total investments in the Portfolio)

   Mortgages ...............................    31.23%
   Corporates ..............................    30.62
   Asset-Backed Securities .................    25.99
   Cash Equivalents ........................     6.93
   Treasury ................................     4.24
   Agency ..................................     1.13
   Wrapped Contracts .......................    (0.14)
                                               ------
                                               100.00%
                                               ======

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

                               [GRAPHICS OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PRESERVATIONPLUS FUND--INSTITUTIONAL CLASS, LEHMAN 1-3 YEAR
US GOVERNMENT/CREDIT TOTAL RETURN INDEX, IMONEYNET-FIRST TIER RETAIL MONEY FUNDS AVERAGE AND WRAPPED LEHMAN INTERMEDIATE AGGREGATE INCOME INDEX GROWTH OF A $10,000 INVESTMENT (SINCE DECEMBER 12, 1997) 1


                                      US$

                         PreservationPlus        Lehman 1-3 Year            iMoneyNet-First Tier   Wrapped Lehman Intermediate
                        Fund Institutional        Government/Credit          Retail Money Funds          Aggregate Income
                          Class $12,055       Total Return Index $12,278       Average $11,779             Index $12,156

       12/14/97              $10,027                    $10,000                    $10,000                    $10,000
       3/1/98                 10,170                     10,096                     10,124                     10,148
       6/1/98                 10,317                     10,252                     10,248                     10,301
       9/1/98                 10,467                     10,555                     10,375                     10,457
       12/1/98                10,617                     10,639                     10,497                     10,616
       3/1/99                 10,763                     10,706                     10,610                     10,770
       6/1/99                 10,909                     10,761                     10,723                     10,928
       9/1/99                 11,060                     10,893                     10,844                     11,090
       12/1/99                11,217                     10,928                     10,978                     11,256
       3/1/00                 11,377                     11,088                     11,120                     11,424
       6/1/00                 11,543                     11,326                     11,276                     11,602
       9/1/00                 11,714                     11,622                     11,455                     11,784
       12/1/00                11,887                     11,629                     11,629                     11,970
       3/1/01                 12,055                     12,278                     11,779                     12,156

                                                 AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended                                1 Year     3 Years      Since
   March 31, 2001                                                  12/12/97 1

 PreservationPlus Fund--Institutional Class      5.96%       5.83%      5.83%

--------------------------------------------------------------------------------

1 The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Advisor and Administrator. Performance figures for the classes differ because each class maintains a distinct expense structure. Lehman 1-3 Year US Government/Credit Total Return Index, our primary benchmark, is an unmanaged total return index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. Money Fund Report Averages, a service of iMoneyNet, Inc., are averages of categories of similar money market funds. The Wrapped Lehman Intermediate Aggregate Income Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Income Index and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests.
Benchmark returns are for the period beginning December 31, 1997.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON


                               [GRAPHICS OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PRESERVATIONPLUS FUND--INSTITUTIONAL SERVICE CLASS, LEHMAN 1-3 YEAR US GOVERNMENT/CREDIT TOTAL RETURN INDEX, IMONEYNET-FIRST TIER RETAIL MONEY FUNDS AVERAGE AND WRAPPED LEHMAN INTERMEDIATE AGGREGATE INCOME INDEX GROWTH OF A $10,000 INVESTMENT (SINCE APRIL 1, 1998) 1


                                      US$

                         PreservationPlus        Lehman 1-3 Year            iMoneyNet-First Tier   Wrapped Lehman Intermediate
                      Institutional Service      Government/Credit            Retail Money Funds          Aggregate Income
                          Class $11,798      Total Return Index $12,104       Average $11,631             Index $11,973

       4/1/98               $10,000                    $10,000                    $10,000                    $10,000
       6/30/98               10,139                     10,154                     10,122                     10,150
       9/30/98               10,282                     10,454                     10,249                     10,303
       12/31/98              10,426                     10,538                     10,369                     10,459
       3/31/99               10,565                     10,604                     10,480                     10,611
       6/30/99               10,705                     10,658                     10,592                     10,766
       9/30/99               10,848                     10,790                     10,712                     10,925
       12/31/99              10,999                     10,824                     10,844                     11,088
       3/31/00               11,151                     10,982                     10,985                     11,254
       6/30/00               11,309                     11,218                     11,138                     11,429
       9/30/00               11,473                     11,456                     11,312                     11,608
       12/31/00              11,637                     11,755                     11,483                     11,791
       3/31/01               11,798                     12,104                     11,631                     11,973


                                                    AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended                                               1 Year      Since
   March 31, 2001                                                       4/1/98 1

 PreservationPlus Fund--Institutional Service Class             5.80%      5.67%

--------------------------------------------------------------------------------

1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Advisor and Administrator. Performance figures for the classes differ because each class maintains a distinct expense structure.
Lehman 1-3 Year US Government/Credit Total Return Index, our primary benchmark, is an unmanaged total return index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. Money Fund Report Averages, a service of iMoneyNet, Inc., are averages of categories of similar money market funds. The Wrapped Lehman Intermediate Aggregate Income Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Income Index and a book value wrapper agreementwith an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests.
Benchmark returns are for the period beginning March 31, 1998.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON


                               [GRAPHICS OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PRESERVATIONPLUS FUND--INVESTMENT CLASS (FORMERLY SERVICE CLASS), LEHMAN 1-3 YEAR US GOVERNMENT/CREDIT TOTAL RETURN INDEX, IMONEYNET-FIRST TIER RETAIL MONEY FUNDS AVERAGE AND WRAPPED LEHMAN INTERMEDIATE AGGREGATE INCOME INDEX GROWTH OF A $10,000 INVESTMENT (SINCE SEPTEMBER 23, 1998) 1


                                      US$

                PreservationPlus Fund Investment     Lehman 1-3 Year        iMoneyNet-First Tier   Wrapped Lehman Intermediate
                         Class (formerly           Government/Credit        Retail Money Funds          Aggregate Income
                     Service Class) $11,440    Total Return Index $11,572     Average $11,346             Index $11,475

       9/23/98              $10,010                    $10,000                    $10,000                    $10,000
       12/31/98              10,145                     10,080                     10,117                     10,129
       3/31/99               10,274                     10,153                     10,226                     10,257
       6/30/99               10,403                     10,209                     10,335                     10,391
       9/30/99               10,536                     10,334                     10,452                     10,531
       12/31/99              10,676                     10,399                     10,581                     10,676
       3/31/00               10,817                     10,530                     10,718                     10,825
       6/30/00               10,970                     10,705                     10,868                     10,983
       9/30/00               11,130                     10,953                     11,035                     11,144
       12/31/00              11,288                     11,238                     11,202                     11,310
       3/31/01               11,440                     11,572                     11,346                     11,475

                                         AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended                                    1 Year      Since
   March 31, 2001                                           9/23/98 1

 PreservationPlus Fund--Investment Class             5.76%      5.49%

--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Advisor and Administrator. Performance figures for the classes differ because each class maintains a distinct expense structure. Lehman 1-3 Year US Government/Credit Total Return Index, our primary benchmark, is an unmanaged total return index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. Money Fund Report Averages, a service of iMoneyNet, Inc., are averages of categories of similar money market funds. The Wrapped Lehman Intermediate Aggregate Income Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Income Index and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests.
Benchmark returns are for the period beginning September 30, 1998.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                              MARCH 31, 2000

ASSETS
   Investment in PreservationPlus Portfolio, at value .....     $316,387,035
   Receivable for capital shares sold .....................        1,256,771
   Prepaid expenses and other .............................          225,503
   Due from Bankers Trust .................................           18,533
                                                                ------------
Total assets ..............................................      317,887,842
                                                                ------------
LIABILITIES
   Dividend payable .......................................           28,482
   Payable for capital shares redeemed ....................          907,929
   Accrued expenses and other .............................          192,160
                                                                ------------
Total liabilities .........................................        1,128,571
                                                                ------------
NET ASSETS ................................................     $316,759,271
                                                                ============

COMPOSITION OF NET ASSETS
   Paid-in capital ........................................     $316,758,501
   Accumulated net realized loss on investment transactions         (477,717)
   Net unrealized appreciation on investments .............        3,815,045
   Unrealized depreciation on wrapper agreements ..........       (3,336,558)
                                                                ------------
NET ASSETS ................................................     $316,759,271
                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Institutional Class Shares 1 ...........................     $      10.00
                                                                ============
   Institutional Service Class Shares 2,3 .................     $      10.00
                                                                ============
   Investment Class Shares (formerly Service Class) 4,5 ...     $      10.00
                                                                ============

--------------------------------------------------------------------------------
1 Net asset value, offering and redemption price per share (based on net assets of $176,264,172 and 17,626,413 shares outstanding; $.001 par value, unlimited number of shares authorized).
2 Net asset value, offering and redemption price per share (based on net assets of $75,921,383 and 7,592,136 shares outstanding; $.001 par value, unlimited number of shares authorized).
3 On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts.
4 Net asset value, offering and redemption price per share (based on net assets of $64,573,716 and 6,457,386 shares outstanding; $.001 par value, unlimited number of shares authorized).
5 On December 31, 1999, PreservationPlus Fund Investment Class was liquidated.
  On January 31, 2000,PreservationPlus Fund Service Class was renamed PreservationPlus Fund Investment Class.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


                                                                    FOR THE SIX MONTHS ENDED
                                                                              MARCH 31, 2001
INVESTMENT INCOME
   Income allocated from PreservationPlus Portfolio, net .................      $  8,028,109
                                                                                ------------
EXPENSES
   Administration and service fees:
     Institutional Class .................................................            82,130
     Institutional Service Class .........................................            37,908
     Investment Class ....................................................            44,462
   Shareholder service fees:
     Institutional Service Class .........................................            56,861
     Investment Class ....................................................            44,711
   Registration fees .....................................................            25,666
   Organization expenses .................................................            22,807
   Professional fees .....................................................            14,125
   Trustees fees .........................................................            11,739
   Printing and shareholder reports ......................................             8,845
   Miscellaneous .........................................................               128
                                                                                ------------
Total expenses ...........................................................           349,382
Less: fee waivers or expense reimbursements
     Institutional Class .................................................           (73,102)
     Institutional Service Class .........................................           (40,747)
     Investment Class ....................................................           (65,533)
                                                                                ------------
Net expenses .............................................................           170,000
                                                                                ------------
NET INVESTMENT INCOME ....................................................         7,858,109
                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND WRAPPER AGREEMENTS
   Net realized gain from investment transactions ........................         1,450,992
   Net change in unrealized appreciation/depreciation on investments .....         8,650,239
   Net change in unrealized appreciation/depreciation on wrapper agreements      (10,101,231)
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND WRAPPER AGREEMENTS ................................................                --
                                                                                ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................      $  7,858,109
                                                                                ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                FOR THE SIX             FOR THE
                                                               MONTHS ENDED          YEAR ENDED
                                                           MARCH 31, 2001 1  SEPTEMBER 30, 2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...............................       $  7,858,109        $ 19,222,243
   Net realized gain from investment transactions ......          1,450,992             278,459
   Net change in unrealized appreciation/depreciation
     on investments ....................................          8,650,239             681,310
   Net change in unrealized appreciation/depreciation
     on wrapper agreements .............................        (10,101,231)           (959,769)
                                                               ------------        ------------
   Net increase in net assets from operations ..........          7,858,109          19,222,243
                                                               ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Institutional Class ...............................         (4,740,572)        (11,277,486)
     Institutional Service Class 2 .....................         (2,136,131)         (5,843,961)
     Investment Class (formerly Service Class) 3 .......           (981,503)         (1,902,089)
     Investment Class 4 ................................                 --            (198,707)
                                                               ------------        ------------
Total distributions ....................................         (7,858,206)        (19,222,243)
                                                               ------------        ------------
CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) resulting from Institutional
     Class shares ......................................        (22,856,958)         12,557,882
   Net increase (decrease) resulting from Institutional
     Service Class shares 2 ............................            788,849         (39,802,873)
   Net increase resulting from Investment Class shares
     (formerly Service Class) 3,5 ......................         28,185,373          19,289,788
   Net decrease resulting from Investment
     Class shares 4 ....................................                 --         (21,754,347)
                                                               ------------        ------------
Net increase (decrease) in net assets from capital share
   transactions ........................................          6,117,264         (29,709,550)
                                                               ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................          6,117,167         (29,709,550)
NET ASSETS
   Beginning of period .................................        310,642,104         340,351,654
                                                               ------------        ------------
   End of period .......................................       $316,759,271        $310,642,104
                                                               ============        ============

--------------------------------------------------------------------------------

1 Unaudited.
2 On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts.
3 On January 31, 2000, PreservationPlus Fund Service Class was renamed
  PreservationPlus Fund Investment Class.
4 On December 31, 1999,PreservationPlus Fund Investment Class was liquidated.
5 On March 30, 2001, PreservationPlus Investment Class (formerly Service Class) had a redemption in-kind which amounted to $28,624,900.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 INSTITUTIONAL CLASS                                                                                     FOR THE PERIOD
                                                     FOR THE                           FOR THE YEARS    DEC. 12, 1997 2
                                             SIX MONTHS ENDED                    ENDED SEPTEMBER 30,            THROUGH
                                             MARCH 31, 2001 1                2000               1999     SEPT. 30, 1998

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ......            $10.00              $10.00             $10.00             $10.00
                                                       ------              ------             ------             ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................              0.29                0.58               0.55               0.46
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..................             (0.29)              (0.58)             (0.55)             (0.46)
   Net realized gains from investment
     transactions 3 .......................                --                  --              (0.05)                --
   Reverse stock split 3 ..................                --                  --               0.05                 --
                                                       ------              ------             ------             ------
NET ASSET VALUE, END OF PERIOD ............            $10.00              $10.00             $10.00             $10.00
                                                       ======              ======             ======             ======
TOTAL INVESTMENT RETURN ...................              2.91%               5.91%              5.66%              5.91% 4
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted)          $176,264            $199,121           $186,563           $162,193
   Ratios to average net assets:
     Net investment income ................              5.79% 4             5.76%              5.53%              5.79% 4
     Expenses after waivers, including
        expenses of the PreservationPlus
        Portfolio .........................              0.40% 4             0.40%              0.40%              0.40% 4
     Expenses before waivers, including
        expenses of the PreservationPlus
        Portfolio .........................              0.71% 4             0.60%              0.66%              0.90% 4

---------------------------------------------------------------------------------

1 Unaudited.
2 Commencement of operations.
3 See Note 4 in Notes to Financial Statements.
4 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 INSTITUTIONAL SERVICE CLASS 1                                                                           FOR THE PERIOD
                                                      FOR THE                          FOR THE YEARS    APRIL 1, 1998 3
                                              SIX MONTHS ENDED                   ENDED SEPTEMBER 30,            THROUGH
                                              MARCH 31, 2001 2                2000              1999     SEPT. 30, 1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ......             $10.00              $10.00            $10.00             $10.00
                                                        ------              ------            ------             ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................               0.28                0.56              0.54               0.28
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..................              (0.28)              (0.56)            (0.54)             (0.28)
   Net realized gains from investment
     transactions 4 .......................                 --                  --             (0.05)                --
   Reverse stock split 4 ..................                 --                  --              0.05                 --
                                                        ------              ------            ------             ------
NET ASSET VALUE, END OF PERIOD ............             $10.00              $10.00            $10.00             $10.00
                                                        ======              ======            ======             ======
TOTAL INVESTMENT RETURN ...................               2.83%               5.75%             5.50%              5.78% 5
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted)            $75,921             $75,133          $114,935            $55,137
   Ratios to average net assets:
     Net investment income ................               5.62% 5             5.60%             5.43%              5.66% 5
     Expenses after waivers, including
        expenses of the PreservationPlus
        Portfolio .........................               0.55% 5             0.55%             0.55%              0.55% 5
     Expenses before waivers, including
        expenses of the PreservationPlus
        Portfolio .........................               0.88% 5             0.76%             0.83%              0.94% 5

--------------------------------------------------------------------------------

1 On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts.
2 Unaudited.
3 Commencement of operations.
4 See Note 4 in Notes to Financial Statements.
5 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 INVESTMENT CLASS                                                                                  FOR THE PERIOD
 (FORMERLY SERVICE CLASS)1                          FOR THE                       FOR THE YEARS  SEPT. 23, 1998 3
                                           SIX MONTHS ENDED                 ENDED SEPTEMBER 30,           THROUGH
                                           MARCH 31, 2001 2              2000              1999    SEPT. 30, 1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ......          $10.00            $10.00            $10.00            $10.00
                                                     ------            ------            ------            ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................            0.28              0.55              0.51              0.01
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..................           (0.28)            (0.55)            (0.51)            (0.01)
   Net realized gains from investment
     transactions 4 .......................              --                --             (0.05)               --
   Reverse stock split 4 ..................              --                --              0.05                --
                                                     ------            ------            ------            ------
NET ASSET VALUE, END OF PERIOD ............          $10.00            $10.00            $10.00            $10.00
                                                     ======            ======            ======            ======
TOTAL INVESTMENT RETURN ...................            2.78%             5.64%             5.25%             5.42% 5
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted)         $64,574           $36,388           $17,099              $404
   Ratios to average net assets:
     Net investment income ................            5.51% 5           5.49%             5.20%             5.42% 5
     Expenses after waivers, including
        expenses of the PreservationPlus
        Portfolio .........................            0.65% 5           0.65%             0.80%             0.80%5
     Expenses before waivers, including
        expenses of the PreservationPlus
        Portfolio .........................            1.15% 5           1.05%             1.18%             1.23% 5

--------------------------------------------------------------------------------

1 On January 31, 2000, PreservationPlus Fund Service Class was renamed
  PreservationPlus Fund Investment Class.
2 Unaudited.
3 Commencement of operations.
4 See Note 4 in Notes to Financial Statements.
5 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 INVESTMENT CLASS 1                          FOR THE PERIOD                              FOR THE PERIOD
                                            OCTOBER 1, 1999             FOR THE       OCTOBER 1, 1997 2
                                                    THROUGH          YEAR ENDED                 THROUGH
                                          DECEMBER 31, 1999      SEPT. 30, 1999          SEPT. 30, 1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ......          $10.00              $10.00                  $10.00
                                                     ------              ------                  ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................            0.14                0.54                    0.56
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..................           (0.14)              (0.54)                  (0.56)
   Net realized gains from investment
     transactions 3 .......................              --               (0.05)                     --
   Reverse stock split 3 ..................              --                0.05                      --
                                                     ------              ------                  ------
NET ASSET VALUE, END OF PERIOD ............          $10.00              $10.00                  $10.00
                                                     ======              ======                  ======
TOTAL INVESTMENT RETURN ...................            1.38%               5.50%                   5.76%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted)      $       --             $21,754                 $15,003
   Ratios to average net assets:
     Net investment income ................            5.43% 4             5.43%                   5.65%
     Expenses after waivers, including
        expenses of the PreservationPlus
        Portfolio .........................            0.55% 4             0.55%                   0.55%
     Expenses before waivers, including
        expenses of the PreservationPlus
        Portfolio .........................            1.08% 4             1.00%                   1.06%

--------------------------------------------------------------------------------

1 On December 31, 1999,PreservationPlus Fund Investment Class was liquidated. 2 Commencement of operations.
3 See Note 4 in Notes to Financial Statements.
4 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The BT Pyramid Mutual Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. PreservationPlus Fund (the 'Fund') is one of the funds offered to investors by the Trust.

The Fund currently offers two classes of shares to investors; Institutional Class and Investment Class (formerly Service Class). As of October 18, 1999, the Fund's Institutional Service Class has ceased establishing new accounts. The Fund's former Investment Class was liquidated on December 31, 1999. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting only that class.

The Institutional, Institutional Service and Investment Classes began operations and offering shares on December 12, 1997, April 1, 1998 and September 23, 1998, respectively.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the PreservationPlus Fund Portfolio (the 'Portfolio'). The Portfolio is a series of BT Investment Portfolios and an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 2001, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

Securities transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro-rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and distribute them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds and each of its classes. Expenses directly attributable to a fund or class are charged to that fund or class, while expenses which are attributable to the Trust are allocated among the funds in the Trust and within the Fund to the classes on the basis of relative net assets.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirectly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.10% of average daily net assets for the Institutional and Institutional Service classes and 0.25% of average daily net assets for the Investment class.

The Institutional Service and Investment Classes are also subject to a shareholder servicing fees in the maximum amount of 0.15% and 0.25% of average daily net assets, respectively.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of each Class through January 31, 2002, to the extent necessary, to limit all expenses as follows: Institutional Class to 0.40% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Service Class to 0.55% of the average daily net assets of the Class, including expenses of the Portfolio; and Investment Class to 0.65% of the average daily net assets of the Class, including expenses of the Portfolio.

Under normal circumstances, redemptions of shares that are qualified are not subject to a redemption fee. Redemptions of shares that are not qualified and that are made when the redemptions of shares are not directed by plan participants and that are made on less than 12 months prior notice are subject to a redemption fee of 2% of the amount redeemed payable to the Fund. If the aggregate fair value of the wrapper agreements is less than zero at the time of redemption, the Fund will waive the 2% redemption Fee.

ICC Distributors, Inc., provides distribution services to the Fund.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--CAPITAL SHARE TRANSACTIONS
At March 31, 2001, there were an unlimited number of shares authorized. Transactions in capital shares were as follows:


                                             Institutional Class Shares                        Institutional Service Class Shares 1
                -------------------------------------------------------     -------------------------------------------------------
                 For the Six Months Ended            For the Year Ended      For the Six Months Ended            For the Year Ended
                         March 31, 2001 2            September 30, 2000              March 31, 2001 2            September 30, 2000
                -------------------------------------------------------     -------------------------------------------------------
                    Shares         Amount         Shares         Amount         Shares         Amount         Shares         Amount
                ----------   ------------     ----------   ------------     ----------   ------------     ----------   ------------
Sold             4,694,060   $ 46,940,596      9,468,243   $ 94,682,433      1,269,477   $ 12,694,764      2,293,428   $ 22,934,283
Reinvested         469,055      4,690,555      1,108,732     11,087,321        201,975      2,019,751        586,497      5,864,968
Stock split 3           --             --             --             --             --             --             --             --
Redeemed        (7,448,811)   (74,488,109)    (9,321,187)   (93,211,872)    (1,392,567)   (13,925,666)    (6,860,212)   (68,602,121)
                ----------   ------------     ----------   ------------     ----------   ------------     ----------   ------------
Net increase
   (decrease)   (2,285,696)  $(22,856,958)     1,255,788   $ 12,557,882         78,885   $    788,849     (3,980,287)  $(39,802,870)
                ==========   ============     ==========   ============     ==========   ============     ==========   ============

                     Investment Class Shares 4 (formerly Service Class)                                   Investment Class Shares 5
                -------------------------------------------------------     -------------------------------------------------------
                 For the Six Months Ended        For the Year Ended          For the Six Months Ended            For the Year Ended
                         March 31, 2001 2        September 30, 2000                  March 31, 2001 2            September 30, 2000
                -------------------------------------------------------     -------------------------------------------------------
                    Shares         Amount         Shares         Amount         Shares         Amount         Shares         Amount
                ----------   ------------     ----------   ------------     ----------   ------------     ----------   ------------
Sold             3,564,445    $35,644,448      4,193,588   $ 41,935,876             --             --        180,584     $1,805,837
Reinvested          98,287        982,869        180,195      1,801,960             --             --         19,566        195,665
Stock split 3           --             --     (2,444,806)            --             --             --             --             --
Redeemed          (844,194)    (8,441,944)            --    (24,448,048)            --             --     (2,375,585)   (23,755,849)
                ----------   ------------     ----------   ------------     ----------   ------------     ----------   ------------
Net increase
   (decrease)    2,818,538   $ 28,185,373      1,928,977   $ 19,289,788             --             --     (2,175,435)  $(21,754,347)
                ==========   ============     ==========   ============     ==========   ============     ==========   ============

--------------------------------------------------------------------------------

1 On October 18, 1999, PreservationPlus Fund--Institutional Service Class ceased establishing new accounts.
2 Unaudited.
3 See Note 4.
4 On January 31, 2000,PreservationPlus Fund--Service Class was renamed
  PreservationPlus Fund--Investment Class.
5 On December 31, 1999,  PreservationPlus Fund--Investment Class was liquidated.

NOTE 4--ADDITIONAL DISTRIBUTIONS
In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

On December 4, 1998, the Fund declared a capital gain distribution of $.05 per share and a corresponding reverse stock split of $.995 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

NOTE 5--CAPITAL LOSSES
At September 30, 2000, the Fund has deferred a post- October capital loss of $200,691 to the year ended September 30, 2001.

--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT SECURITY                               VALUE

             INVESTMENTS IN UNAFFILIATED ISSUERS
             ASSET-BACKED SECURITIES--25.42%
             American Express Credit Card:
$  2,000,000   7.60%, 8/15/02................$  2,025,649
   1,000,000   5.90%, 4/15/04................   1,021,009
     550,000   5.95%, 12/15/06...............     562,736
             California Infrastructure PG&E:
   1,000,000   6.38%, 9/25/08................   1,026,022
   2,000,000   6.42%, 9/25/08................   2,058,080
             Capital Auto Receivables
              Asset Trust,
   1,000,000   5.68%, 8/15/04................   1,009,665
             Capital One Master Trust,
   2,000,000   5.43%, 1/15/07................   2,020,977
             Carco Auto Loan Master Trust,
     500,000   5.78%, 3/15/04................     506,076
             Chase Credit Card Master Trust:
   1,500,000   6.00%, 8/15/05................   1,533,877
     250,000   6.66%, 1/15/07................     261,041
     300,000   7.09%, 2/15/09................     320,276
             Chase Funding Mortgage Loan
              Asset-Backed,
     300,000   7.407%, 9/25/11...............     309,441
             Citibank Credit Card Master
              Trust:
   2,000,000   5.85%, 4/10/03................   2,000,492
   1,500,000   6.65%, 11/15/06...............   1,566,156
     650,000   6.10%, 5/15/08................     664,705
   3,500,000   5.875%, 3/10/11...............   3,482,591
             COMED Transitional Funding Trust,
   1,000,000   5.44%, 3/25/07................   1,006,230
             Dayton Hudson Credit Card Master
              Trust,
   2,000,000   5.90%, 5/25/06................   2,032,398
             Detroit Edison Securitization
              Funding LLC,
     500,000   5.875%, 3/1/10................     499,688
             Discover Card Master Trust:
   1,000,000   5.85%, 1/17/06................   1,017,999
   1,000,000   5.60%, 5/16/06................   1,013,173
   2,000,000   6.20%, 5/16/06................   2,054,723
             Distribution Financial Services
              Trust,
     792,614   5.70%, 2/16/09................     795,703
             First Bank Corporate Card Master
              Trust,
   3,000,000   6.40%, 2/15/03................   3,043,789
             First USA Credit Card Master
              Trust:
   5,000,000   6.42%, 3/17/05................   5,110,327
   1,000,000   5.28%, 9/18/06................   1,005,880
   2,000,000   5.818%, 1/17/07...............   2,001,491
             Fleet Credit Card Master Trust:
   2,000,000   6.00%, 11/15/05...............   2,043,437
     250,000   6.90%, 4/16/07................     262,940
             Ford Credit Auto Loan Master
              Trust,
   5,000,000   7.09%, 11/17/03...............   5,126,275
             Green Tree Financial Corp.,
   3,400,000   6.82%, 5/15/29................   3,445,957

   PRINCIPAL
      AMOUNT SECURITY                               VALUE

             MBNA Master Credit Trust:
 $   250,000   6.40%, 1/18/05................$    255,751
   3,000,000   6.55%, 1/15/07................   3,121,768
     450,000   6.60%, 4/16/07................     469,356
   2,000,000   6.81%, 11/17/08...............   2,003,974
     850,000   5.90%, 8/15/11................     850,934
   4,160,000   7.00%, 2/15/12................   4,452,505
             NationsBank Credit Card Master
               Trust,
   3,000,000   6.00%, 12/15/05...............   3,073,050
             Peco Energy Transition Trust:
   1,745,000   6.05%, 3/1/09.................   1,780,193
   1,200,000   6.13%, 3/1/09.................   1,211,796
             Premier Auto Trust:
   2,000,000   5.96%, 10/8/02................   2,013,862
     616,011   5.82%, 12/6/02................     618,970
   1,000,000   5.19%, 4/8/03.................   1,006,019
             Prime Credit Card Master
               Trust,
   2,000,000   6.75%, 11/15/05...............   2,055,066
             Providian Master Trust:
   1,000,000   6.25%, 6/15/07................   1,024,109
     200,000   7.49%, 8/17/09................     214,055
             Sears Credit Account Master
               Trust:
     416,667   5.80%, 8/15/05................     417,495
   1,000,000   6.05%, 1/15/08................   1,022,875
     500,000   5.65%, 3/17/09................     507,429
             Standard Credit Card Master
               Trust,
     700,000   5.95%, 10/7/04................     715,026
             Superior Wholesale Inventory
             Financing Trust,
   2,000,000   5.505%, 5/15/06...............   1,999,640
             West Penn Funding LLC,
     750,000   6.98%, 12/26/08...............     787,950
                                             ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $78,642,915) ........................  80,430,626
                                             ------------

             CORPORATE DEBT--26.89%
             FINANCIALS--14.78%
             Abbey National PLC,
     200,000   6.69%, 10/17/05...............     205,582
             ABN Amro Bank:
   1,000,000   7.55%, 6/28/06................   1,074,331
     200,000   7.125%, 6/18/07...............     212,024
             Allstate Corp.,
     250,000   7.20%, 12/1/09................     264,127
             American General Finance,
   1,000,000   5.90%, 1/15/03................   1,012,282
             Asian Development Bank,
   1,000,000   5.75%, 5/19/03................   1,017,861
             Bank of America Corp.:
     300,000   7.50%, 10/15/02...............     310,802
   1,000,000   6.625%, 6/15/04...............   1,031,542
     400,000   7.125%, 5/12/05...............     417,488
     400,000   5.875%, 2/15/09...............     383,601

See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT SECURITY                               VALUE


             Bank of New York,
 $   200,000   7.30%, 12/1/09................$    211,702
             Barclays Bank PLC,
     140,000   7.40%, 12/15/09...............     149,710
             Bear Stearns Co.,
     300,000   6.15%, 3/2/04.................     301,914
             Chase Manhattan Corp.,
   2,000,000   7.125%, 2/1/07................   2,089,556
             Chrysler Financial Corp.,
     200,000   6.95%, 3/25/02................     203,433
             CIT Group, Inc.:
     500,000   5.50%, 2/15/04................     495,455
     150,000   7.125%, 10/15/04..............     155,167
     250,000   6.50%, 2/7/06.................     253,555
             Citigroup, Inc.:
     350,000   6.75%, 12/1/05................     364,637
     400,000   7.25%, 10/1/10................     420,939
     250,000   6.50%, 1/18/11................     251,910
             Commercial Credit Co.,
      90,000   7.375%, 3/15/02...............      92,124
             First Union National Bank,
     300,000   7.125%, 10/15/06..............     310,790
             FleetBoston Financial Corp.,
     350,000   7.25%, 9/15/05................     371,331
             Fleet Financial Group,
     200,000   7.375%, 12/1/09...............     213,261
             Ford Motor Credit Co.:
     375,000   9.00%, 9/15/01................     381,076
   3,999,997   6.948%, 10/15/02..............   3,993,869
   2,000,000   6.00%, 1/14/03................   2,014,746
     200,000   7.25%, 1/15/03................     205,557
     250,000   6.70%, 7/16/04................     255,712
     250,000   7.75%, 3/15/05................     263,564
     400,000   7.60%, 8/1/05.................     421,072
     250,000   6.875%, 2/1/06................     256,380
     700,000   7.375%, 10/28/09..............     722,813
     250,000   7.375%, 2/1/11................     258,610
             General Electric Capital Corp.:
     250,000   7.50%, 5/15/05................     269,839
     500,000   8.625%, 6/15/08...............     578,552
     200,000   6.875%, 11/15/10..............     214,382
             General Motors Acceptance Corp.:
   1,300,000   6.875%, 7/15/01...............   1,307,067
   2,000,000   7.035%, 12/17/01..............   2,004,418
     500,000   6.625%, 1/10/02...............     507,420
   1,000,000   6.75%, 3/15/03................   1,024,816
   1,000,000   7.125%, 5/1/03................   1,028,779
     650,000   7.50%, 7/15/05................     681,735
     300,000   6.75%, 1/15/06................     305,913
     300,000   7.25%, 3/2/11.................     307,239
             Goldman Sachs Group, Inc.:
     325,000   7.625%, 8/17/05...............     346,083
     175,000   6.65%, 5/15/09................     174,861
     200,000   7.35%, 10/1/09................     208,756
     200,000   6.875%, 1/15/11...............     202,627

   PRINCIPAL
      AMOUNT SECURITY                               VALUE

             Heller Financial,
$    150,000   6.00%, 3/19/04................$    151,331
             Household Finance Corp.:
   1,000,000   8.375%, 11/15/01..............   1,019,802
     400,000   6.00%, 5/1/04.................     403,908
     400,000   5.875%, 2/1/09................     384,516
     300,000   8.00%, 7/15/10................     328,846
             Household Financial Corp.,
     225,000   6.50%, 1/24/06................     229,358
             Household Netherlands BV,
     250,000   6.20%, 12/1/03................     252,701
             International Lease Finance
              Corp.,
     200,000   6.375%, 2/15/02...............     202,565
             JP Morgan Chase & Co.,
     225,000   6.34%, 2/1/11.................     228,866
             JP Morgan, Inc.,
   1,000,000   6.70%, 11/1/07................   1,027,473
             John Deere Capital Corp.,
     250,000   6.00%, 2/15/09................     243,945
             KFW International Finance,
     120,000   8.20%, 6/1/06.................     134,763
             Lehman Brothers Holdings, Inc.:
     195,000   7.00%, 5/15/03................     200,712
     400,000   6.125%, 7/15/03...............     405,365
     150,000   7.75%, 1/15/05................     157,103
     250,000   7.00%, 2/1/08.................     254,312
     150,000   7.875%, 11/1/09...............     159,640
             Lehman Brothers, Inc.,
     400,000   7.25%, 4/15/03................     413,016
             McDonald's Corp.,
   2,000,000   6.50%, 8/1/07.................   2,078,846
             Mellon Financial,
   1,000,000   6.375%, 2/15/10...............     992,855
             Merrill Lynch & Co.:
   1,000,000   6.00%, 2/12/03................   1,017,446
     500,000   6.875%, 3/1/03................     515,961
             Morgan Stanley Group:
     750,000   8.33%, 1/15/07................     831,667
   1,250,000   6.875%, 3/1/07................   1,302,594
             Norwest Corp.,
   1,000,000   8.15%, 11/1/01................   1,019,622
             Rockwell International,
   2,000,000   6.15%, 1/15/08................   1,948,488
             Society National Bank,
     200,000   7.25%, 6/1/05.................     206,091
             Toyota Motor Credit,
     500,000   5.50%, 12/15/08...............     479,131
             Transamerica Finance Corp.,
     150,000   6.125%, 11/1/01...............     150,948
             Verizon Global Funding Corp.,
     100,000   7.25%, 12/1/10................     105,529
             Wells Fargo Co.,
     150,000   7.25%, 8/24/05................     159,259
                                             ------------
                                               46,757,669
                                             ------------
See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT SECURITY                               VALUE

             INDUSTRIALS--6.52%
             Abbott Labs,
 $ 1,000,000   6.40%, 12/1/06............... $  1,043,378
             Alcoa, Inc.,
     300,000   7.375%, 8/1/10................     327,587
             American Home Products,
     200,000   6.25%, 3/15/06................     200,976
             Amoco Canada,
     600,000   7.25%, 12/1/02................     622,237
             Anheuser Busch,
   2,000,000   9.00%, 12/1/09................   2,404,624
             BP America, Inc.,
   1,000,000   7.875%, 5/15/02...............   1,033,299
             Campbell,
     150,000   6.15%, 12/1/02................     151,808
             Caterpillar,
     100,000   7.25%, 9/15/09................     105,975
             Coca-Cola Co.,
      50,000   5.75%, 3/15/11................      49,501
             Conoco:
     250,000   5.90%, 4/15/04................     253,911
     360,000   6.35%, 4/15/09................     365,319
             DaimlerChrysler:
     175,000   6.90%, 9/1/04.................     177,581
     425,000   7.20%, 9/1/09.................     421,841
     350,000   8.00%, 6/15/10................     363,123
             Diageo Capital PLC,
   1,000,000   6.125%, 8/15/05...............   1,017,289
             E.I. duPont de Nemours Co.,
     300,000   6.875%, 10/15/09..............     317,010
             GTE Southwest:
   1,000,000   6.54%, 12/1/05................   1,031,483
   1,000,000   6.23%, 1/1/07.................   1,012,100
             IBM Corp.:
     125,000   5.10%, 11/10/03...............     124,827
     300,000   5.375%, 2/1/09................     284,947
             Procter & Gamble,
   1,000,000   5.25%, 9/15/03................   1,007,263
             Rohm & Haas Co.,
     150,000   6.95%, 7/15/04................     154,645
             Sears Roebuck,
     500,000   6.125%, 1/15/06...............     494,790
             Sears Roebuck Acceptance Corp.,
   2,000,000   7.00%, 6/15/07................   2,039,378
             Sony Corp.,
   1,000,000   6.125%, 3/4/03................   1,018,777
             TCI Communications, Inc.,
   1,000,000   8.65%, 9/15/04................   1,074,997
             Texaco Capital, Inc.,
   1,500,000   8.50%, 2/15/03................   1,595,349
             United Technology Corp.,
     200,000   7.00%, 9/15/06................     212,833

   PRINCIPAL
      AMOUNT SECURITY                               VALUE

             Wal-Mart Stores:
  $  100,000   6.50%, 6/1/03.................$    103,366
     300,000   6.875%, 8/10/09...............     317,432
             Walt Disney Co.,
   1,000,000   6.75%, 3/30/06................   1,055,805
             Weyerhaeuser Co.,
     250,000   7.25%, 7/1/13.................     251,226
                                             ------------
                                               20,634,677
                                             ------------
             OTHER--1.69%
             Electronic Data Systems:
     150,000   6.85%, 10/15/04...............     155,873
     115,000   7.125%, 10/15/09..............     120,718
             InterAmerican Development Bank:
   1,750,000   8.50%, 5/1/01.................   1,755,500
     200,000   6.125%, 10/4/02...............     204,474
     150,000   6.50%, 10/20/04...............     156,960
   1,000,000   6.125%, 3/8/06................   1,038,059
     750,000   5.375%, 11/18/08..............     738,516
             International Bank for
              Reconstruction & Development,
   1,000,000   5.625%, 3/17/03...............   1,018,482
             Whitman Corp.,
     160,000   6.00%, 5/1/04.................     161,435
                                             ------------
                                                5,350,017
                                             ------------
             UTILITIES--3.90%
             AT&T Corp.,
   1,000,000   5.625%, 3/15/04...............     994,230
             Atlantic Richfield,
     375,000   5.55%, 4/15/03................     380,170
             British Telecom PLC,
     300,000   7.625%, 12/15/05..............     310,417
             Central & Southwest Corp.,
   1,000,000   7.25%, 10/1/04................   1,042,942
             Chesapeake & Potomac Telephone,
     800,000   7.125%, 1/15/02...............     813,727
             Chevron Corp.,
     250,000   6.625%, 10/1/04...............     261,533
             Consolidated Natural Gas,
   2,000,000   6.625%, 12/1/08...............   2,011,324
             Deutsche Telekom International
              Finance:
     600,000   7.75%, 6/15/05................     619,401
     200,000   8.00%, 6/15/10................     204,264
             France Telecom:
     100,000   7.20%, 3/1/06.................     101,637
     100,000   7.75%, 3/1/11.................     100,820
             GTE North, Inc.,
   1,000,000   5.65%, 11/15/08...............     965,717
             Illinois Power,
     400,000   5.54%, 6/25/09................     398,200

See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT SECURITY                               VALUE

             MCI Worldcom,
 $   400,000   6.25%, 8/15/03................$    397,987
             SBC Communications, Inc.,
      50,000   6.25%, 3/15/11................      49,685
             VF Corp.,
   1,000,000   9.50%, 5/1/01.................   1,003,210
             Virginia Electric Power,
   1,000,000   6.75%, 2/1/07.................   1,019,469
             Wisconsin Electric Power,
   1,000,000   7.25%, 8/1/04.................   1,047,999
             Wisconsin Power & Light,
     570,000   7.00%, 6/15/07................     596,545
                                             ------------
                                               12,319,277
                                             ------------
 TOTAL CORPORATE DEBT
  (Cost $84,273,908).........................  85,061,640
                                             ------------

             FOREIGN DEBT--2.40%
             Asian Development Bank,
     100,000   6.50%, 10/21/02...............     102,484
             Canada Government:
     200,000   6.375%, 11/30/04..............     208,458
   1,000,000   5.25%, 11/5/08................     986,437
             Corp Andina de Fomento,
     125,000   7.75%, 3/1/04.................     129,336
             Deutsche Ausgleichsbank,
     275,000   6.50%, 9/15/04................     283,979
             Dresdner Bank,
     300,000   6.625%, 9/15/05...............     309,274
             HSBC Americas,
     125,000   6.625%, 3/1/09................     125,125
             HSBC Holding PLC,
     340,000   7.50%, 7/15/09................     362,231
             Italy Global Bond,
     350,000   6.00%, 9/27/03................     358,968
             Kingdom of Sweden,
     350,000   6.50%, 3/4/03.................     361,466
             National Westminster Bank,
     200,000   7.375%, 10/1/09...............     213,678
             Nippon Telegraph & Telephone,
     150,000   6.00%, 3/25/08................     147,846
             Province of Ontario:
     500,000   7.375%, 1/27/03...............     518,364
   1,000,000   6.00%, 2/21/06................   1,024,510
             Province of Quebec:
     500,000   7.00%, 1/30/07................     531,260
     150,000   5.75%, 2/15/09................     147,581
             Repsol Intl Finance,
     325,000   7.45%, 7/15/05................     342,266
             Republic of Chile,
      75,000   6.875%, 4/28/09...............      75,110
             Republic of Finland,
     550,000   7.875%, 7/28/04...............     593,016

   PRINCIPAL
      AMOUNT SECURITY                               VALUE

             Republic of Ireland,
 $   300,000   7.875%, 12/1/01...............$    306,363
             Republic of Portugal,
     150,000   5.75%, 10/8/03................     151,735
             Santander Financial Issuances,
     150,000   7.00%, 4/1/06.................     154,697
             Telefonica Europe,
      35,000   7.35%, 9/15/05................      36,502
             Westdeutsche Landesbank,
     125,000   6.05%, 1/15/09................     122,929
                                             ------------
 TOTAL FOREIGN DEBT
  (Cost $7,440,248)..........................   7,593,615
                                             ------------

             MORTGAGE BACKED SECURITIES &
              AGENCY OBLIGATIONS--30.56%
             Federal Farm Credit Bank,
   2,000,000   5.233%, 5/17/01...............   2,000,104
             FGLMC Gold,
   1,739,809   6.00%, 5/1/29.................   1,700,694
             FHLMC:
   1,000,000   6.25%, 10/15/02...............   1,024,571
     750,000   6.25%, 7/15/04................     779,143
   2,000,000   7.00%, 11/1/08................   2,044,376
     150,000   6.625%, 9/15/09...............     158,991
             FHLMC Gold:
     500,000   5.75%, 3/15/09................     502,457
     801,945   5.50%, 11/1/13................     788,353
     786,578   6.00%, 12/1/13................     787,978
     122,078   7.50%, 4/1/27.................     125,246
     218,818   7.50%, 6/1/27.................     224,497
      40,555   7.50%, 10/1/27................      41,608
   2,675,674   6.00%, 12/1/28................   2,615,520
   2,487,199   6.50%, 12/1/28................   2,486,358
             FHLMC TBA:
   1,000,000   7.50%, 5/1/07.................   1,030,000
   1,000,000   6.00%, 4/1/08.................     996,875
   3,000,000   6.50%, 11/1/08................   3,030,936
   4,000,000   7.50%, 5/1/22.................   4,091,248
   4,000,000   7.00%, 3/1/23.................   4,042,500
   3,000,000   6.50%, 11/2/23................   2,985,000
             FNCL:
     510,898   6.50%, 1/1/14.................     518,129
     720,749   7.00%, 2/1/14.................     737,999
     871,413   6.00%, 12/1/28................     851,533
     596,906   6.50%, 12/1/28................     597,663
     776,560   6.00%, 12/15/28...............     762,537
     778,152   7.00%, 1/1/29.................     788,142
     831,448   6.50%, 1/15/29................     831,941
   2,292,902   6.50%, 2/1/29.................   2,290,816
   2,209,936   6.50%, 2/1/29.................   2,204,284
   2,299,147   6.50%, 2/1/29.................   2,293,267
     800,729   7.00%, 3/1/29.................     810,822
   3,647,424   6.00%, 7/1/29.................   3,560,731
   2,794,376   6.50%, 8/1/29.................   2,787,230
     925,686   6.50%, 11/1/29................     923,319

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       22

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT SECURITY                               VALUE

             FNMA:
  $  700,000   6.25%, 11/15/02...............$    717,957
   1,000,000   6.50%, 8/15/04................   1,046,397
     323,452   6.50%, 5/1/05.................     329,396
     307,476   6.50%, 6/1/05.................     313,127
   1,000,000   5.25%, 1/15/09................     976,739
     279,755   7.00%, 9/1/12.................     286,675
   1,592,196   8.00%, 5/1/17.................   1,664,354
      83,705   8.50%, 1/1/20.................      87,882
   1,091,256   8.00%, 12/1/21................   1,139,384
     305,885   8.00%, 12/1/23................     319,376
     772,582   6.50%, 10/1/27................     772,341
             FNMA TBA:
   1,000,000   7.00%, 9/1/06.................   1,021,875
   2,000,000   6.50%, 11/1/07................   2,020,000
   2,000,000   6.00%, 4/1/08.................   1,993,124
   4,000,000   7.00%, 9/1/21.................   4,040,000
   4,000,000   7.50%, 9/1/21.................   4,081,248
     450,000   8.50%, 9/1/21.................     468,703
   1,000,000   7.50%, 4/1/23.................   1,029,375
             GNMA:
   1,000,000   6.50%, 5/1/08.................   1,018,438
     269,149   9.00%, 11/15/20...............     286,786
     444,138   8.00%, 5/15/22................     463,237
     174,738   8.50%, 2/15/23................     182,297
     128,072   8.50%, 4/15/23................     133,612
     161,494   8.50%, 8/15/28................     167,639
     535,833   6.50%, 10/15/28...............     536,242
     303,354   6.50%, 11/15/28...............     303,586
      36,139   6.50%, 1/15/29................      36,160
   1,754,056   6.50%, 2/15/29................   1,755,096
     766,112   6.00%, 7/15/29................     752,112
             GNMA TBA:
   4,000,000   8.00%, 8/1/21.................   4,130,000
   6,000,000   7.00%, 9/1/21.................   6,084,372
   5,000,000   7.50%, 9/1/21.................   5,125,000
             Sallie Mae,
   2,000,000   6.794%, 6/8/01................   2,000,300
                                             ------------
TOTAL MORTGAGE BACKED SECURITIES &
AGENCY OBLIGATIONS
  (Cost $95,908,836) ........................  96,697,698
                                             ------------

             US TREASURY SECURITIES--12.67%
             US Treasury Notes:
    500,000   5.25%, 5/15/04.................     511,748
 28,000,000   6.50%, 8/15/05.................  30,115,536
  3,850,000   5.50%, 2/15/08.................   3,993,004
  2,300,000   6.00%, 8/15/09.................   2,456,957
  2,850,000   5.75%, 8/15/10.................   3,004,062
                                             ------------
TOTAL US TREASURY SECURITIES
 (Cost $39,784,030) ........................   40,081,307
                                             ------------

   PRINCIPAL
     AMOUNT/
      SHARES SECURITY                               VALUE

             SHORT-TERM INSTRUMENTS--7.72%
             US TREASURY BILL--7.72%
             US Treasury Bill,
 $24,500,000   5.09%, 4/26/01..............  $ 24,420,620
                                             ------------
TOTAL SHORT-TERM INSTRUMENTS
  (Cost $24,420,620) ......................    24,420,620
                                             ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
  (Cost $330,470,557) .....................   334,285,506
                                             ------------

             INVESTMENTS IN AFFILIATED
             INVESTMENT COMPANIES
             MUTUAL FUND--9.22%
 29,170,358  Cash Management Fund
              Institutional, ..............    29,170,358
                                             ------------
TOTAL INVESTMENTS IN AFFILIATED
  INVESTMENT COMPANIES
  (Cost $29,170,358) ......................    29,170,358
                                             ------------
TOTAL INVESTMENTS
  (Cost $359,640,915) .........  114.88%     $363,455,864
                                             ------------

WRAPPER AGREEMENTS 1
Bank of America NT & SA.....................     (245,290)
National Westminster Bank PLC...............     (138,462)
Credit Suisse Financial Products............      138,522)
Transamerica Life Insurance & Annuity Co....      101,372
                                             ------------
TOTAL WRAPPER AGREEMENTS...........  (0.14)%     (420,902)

LIABILITIES IN EXCESS OF
  OTHER ASSETS ....................  (14.74)  (46,647,809)
                                     ------  ------------
NET ASSETS.........................  100.00% $316,387,153
                                     ======  ============


1 Wrapper Agreements--Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.
The following abbreviations are used in portfolio descriptions:
FGLMC -- Federal Government Loan Mortgage Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FNCL  -- Federal National Mortgage Association Class Loan
GNMA  -- Government National Mortgage Association
TBA   -- To be announced securities. TBA's represent firm commitments of the
         Portfolio for securities authorized for issuance but not yet actually issued.

See Notes to Financial Statements.

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PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                                     MARCH 31, 2001

ASSETS
   Investments in unaffiliated issuers, at value (cost of $330,470,557) .........      $334,285,506
   Investments in affiliated investment companies, at value (cost of $29,170,358)        29,170,358
   Interest receivable1 .........................................................         2,810,903
   Receivable for securities sold ...............................................        29,606,297
                                                                                       ------------
Total assets ....................................................................       395,873,064
                                                                                       ------------
LIABILITIES
   Payable for securities purchased .............................................        78,795,019
   Due to Bankers Trust .........................................................            36,895
   Accrued expenses and other ...................................................           233,095
   Wrapper agreements ...........................................................           420,902
                                                                                       ------------
Total liabilities ...............................................................        79,485,911
                                                                                       ------------
NET ASSETS ......................................................................      $316,387,153
                                                                                       ============

--------------------------------------------------------------------------------

1 Includes $107,275 from the Portfolio's investment in Affiliated Investment Companies.

See Notes to Financial Statements.

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PreservationPlus Portfolio
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STATEMENT OF OPERATIONS (Unaudited)


                                                                    FOR THE SIX MONTHS ENDED
                                                                              MARCH 31, 2001
INVESTMENT INCOME
   Interest income .......................................................      $  7,846,728
   Dividends from affiliated investment companies ........................           535,175
   Credited rate interest ................................................           130,694
                                                                                ------------
Total investment income ..................................................         8,512,597
                                                                                ------------
EXPENSES
   Advisory fees .........................................................           484,484
   Wrapper fees ..........................................................           172,697
   Administration and service fees .......................................            69,212
   Professional fees .....................................................            14,636
   Trustees fees .........................................................             3,268
   Miscellaneous .........................................................            24,914
                                                                                ------------
Total expenses ...........................................................           769,211
Less: fee waivers or expense reimbursements ..............................          (284,727)
                                                                                ------------
Net expenses .............................................................           484,484
                                                                                ------------
NET INVESTMENT INCOME ....................................................         8,028,113
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   WRAPPER AGREEMENTS
   Realized gain from investment transactions ............................         1,450,995
   Net change in unrealized appreciation/depreciation on investments .....         8,620,245
   Net change in unrealized appreciation/depreciation on wrapper agreements      (10,071,240)
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   WRAPPER AGREEMENTS ....................................................                --
                                                                                ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................      $  8,028,113
                                                                                ============

See Notes to Financial Statements.

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PreservationPlus Portfolio
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STATEMENTS OF CHANGES IN NET ASSETS


                                                             FOR THE SIX             FOR THE
                                                            MONTHS ENDED          YEAR ENDED
                                                        MARCH 31, 2001 1  SEPTEMBER 30, 2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................      $   8,028,113       $  19,642,243
   Net realized gain from investment transactions ...          1,450,995             278,459
   Net change in unrealized appreciation/depreciation
     on investments .................................          8,620,245             681,310
   Net change in unrealized appreciation/depreciation
     on wrapper agreements ..........................        (10,071,240)           (959,769)
                                                           -------------       -------------
Net increase in net assets from operations ..........          8,028,113          19,642,243
                                                           -------------       -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ...................        104,535,085         126,419,481
   Value of capital withdrawn .......................       (105,636,283)       (177,357,279)
                                                           -------------       -------------
Net decrease in net assets from capital
   transactions in shares of beneficial interest ....         (1,101,198)        (50,937,798)
                                                           -------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............          6,926,915         (31,295,555)
NET ASSETS
   Beginning of period ..............................        309,460,238         340,755,793
                                                           -------------       -------------
   End of period ....................................      $ 316,387,153       $ 309,460,238
                                                           =============       =============

--------------------------------------------------------------------------------

1 Unaudited.

See Notes to Financial Statements.

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PreservationPlus Portfolio
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FINANCIAL HIGHLIGHTS


                                                                                               FOR THE PERIOD
                                                  FOR THE                    FOR THE YEARS  OCTOBER 1, 1997 2
                                         SIX MONTHS ENDED              ENDED SEPTEMBER 30,            THROUGH
                                         MARCH 31, 2001 1           2000              1999     SEPT. 30, 1998
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s omitted)         $316,387       $309,460          $340,756           $232,551
   Ratios to average net assets:
   Net investment income ...............             5.79% 3        5.79%             5.57%              5.80%
     Expenses after waivers ............             0.35% 3        0.35%             0.35%              0.35%
     Expenses before waivers ...........             0.56% 3        0.49%             0.50%              0.54%
   Portfolio turnover rate .............              125%           237%              291%               428%

--------------------------------------------------------------------------------

1 Unaudited.
2 Commencement of operations.
3 Annualized.

See Notes to Financial Statements.

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PreservationPlus Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The PreservationPlus Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on March 27, 1993 as an unincorporated trust under the laws of New York and began operations on October 1, 1997. The Declaration of Trust permits the Board of Trustees (the 'Trustees') to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities are normally valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued pursuant to procedures adopted by the Portfolio's Board of Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis. The credited rate interest represents the actual interest earned on covered assets under the Portfolio's Wrapper Agreements plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuations in the market value of covered assets under the agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. TBA PURCHASE COMMITMENTS
The Portfolio may enter into 'TBA' (to be announced) commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described previously under 'Valuation of Securities'.

E. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

                                       28
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PreservationPlus Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of 0.35% of the Portfolio's average daily net assets, less advisor fees paid for the pro rata amount due to investment in the Cash Management Fund Institutional.

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), currently an open-end management investment company managed by Bankers Trust. After April 20, 2001, Cash Management will be managed by Deutsche Asset Management, Inc. (DeAM, Inc.). Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust.

At March 31, 2001, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for the Portfolio under the credit facility for the six months ended March 31, 2001.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2001, were $367,016,411 and $354,444,856, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 2001, was $359,640,915. The aggregate gross unrealized appreciation for all investments at March 31, 2001, was $4,356,856, and the aggregate gross unrealized depreciation for all investments was $541,907.

NOTE 4--WRAPPER AGREEMENTS
The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ('Wrapper Providers'). A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of portfolio securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

NOTE 5--SUBSEQUENT EVENT
Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio pursuant to an Advisory Agreement. As of April 30, 2001, Deutsche Asset Management,Inc.(DeAM, Inc.) serves as investment advisor to the Portfolio.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                 DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                 P.O. BOX 219210
                                 KANSAS CITY, MO 64121-9210
or call our toll-free number:    1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche BancAlex. BrownInc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

PreservationPlus Fund
Institutional Class                                    CUSIP #055847834
Institutional Service Class                            CUSIP #055847818
Investment Class                                       CUSIP #055847826
                                                       PPLUSSA (5/01)

Distributed by:
ICC Distributors, Inc.